DOCUMENT AND ENTITY INFORMATION	9 Months Ended
Sep. 30, 2012
Entity Registrant Name	Plastec Technologies, Ltd.
Entity Central Index Key	0001433309
Trading Symbol	pltyf
Document Type	F-1
Document Fiscal Period Focus	Q3
Amendment Flag	false
Document Period End Date	Sep 30, 2012

CONDENSED AND UNAUDITED CONSOLIDATED BALANCE SHEETS (HKD) In Thousands, unless otherwise specified	Sep. 30, 2012	Apr. 30, 2012	Apr. 30, 2011
ASSETS
Cash and cash equivalents	222,552	199,818	219,757
Trade receivables, less allowance for doubtful amounts of HK$nil and HK$nil as of September 30 & April 30, 2012 respectively	333,755	282,869	270,763
Inventories	122,130	128,387	117,733
Deposits, prepayment and other receivables	21,335	20,514	8,357
Total current assets	699,772	631,588	616,610
Property, plant and equipment	495,736	524,137	551,079
Prepaid lease payments	24,107	24,753	26,237
Other assets	9,987	12,813	8,001
Intangible assets	438	438	0
Total assets	1,230,040	1,193,729	1,201,927
LIABILITIES AND EQUITY
Bank borrowings	121,806	156,866	169,710
Capital lease obligations	25	303	5,311
Trade payables	133,593	121,964	127,987
Other payables and accruals	135,076	115,109	80,811
Tax payable	75,369	72,936	56,389
Total current liabilities	465,869	467,178	440,208
Capital lease obligations (note 8)		0	303
Deferred tax liabilities	14,504	14,504	15,156
Total liabilities	480,373	481,682	455,667
Commitments and contingencies	0	0	0
Shareholders' equity
Preferred shares (US$0.001 par value; 1,000,000 share authorized, none issued and outstanding)	0
Ordinary shares (US$0.001 par value; 100,000,000 shares authorized, 14,292,228 and 14,352,903 shares issued and outstanding as of September 30, 2012 and April 30, 2012, respectively)	111	112	131
Additional paid-in capital	75,128	77,967	169,973
Accumulated other comprehensive income	14,866	15,514	8,106
Retained earnings	659,562	618,454	568,050
Total Plastec Technologies, Ltd. Shareholders' equity	749,667	712,047	746,260
Total liabilities and shareholders' equity	1,230,040	1,193,729	1,201,927

CONDENSED AND UNAUDITED CONSOLIDATED BALANCE SHEETS [Parenthetical]	Sep. 30, 2012 USD ($)	Sep. 30, 2012 HKD	Apr. 30, 2012 USD ($)	Apr. 30, 2012 HKD	Apr. 30, 2011 USD ($)	Apr. 30, 2011 HKD
Allowance for doubtful accounts receivable
Preferred stock, par or stated value per share (in dollars per share)	$ 0.001		$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0	0
Preferred stock, shares outstanding	0	0	0	0
Common stock, par or stated value per share (in dollars per share)	$ 0.001		$ 0.001		$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, shares issued	14,292,228	14,292,228	14,352,903	14,352,903	16,733,196	16,733,196
Common stock, shares outstanding	14,292,228	14,292,228	14,352,903	14,352,903	16,733,196	16,733,196

CONDENSED AND UNAUDITED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (HKD) In Thousands, except Share data, unless otherwise specified	2 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Revenue	244,121	240,978	982,728	1,033,750	1,291,223	1,323,533	966,755
Cost of revenues	(201,002)	(214,354)	(859,452)	(883,694)	(1,142,653)	(1,074,880)	(810,187)
Gross profit	43,119	26,624	123,276	150,056	148,570	248,653	156,568
Operating expenses
Selling, general and administrative expenses	(15,721)	(14,873)	(65,676)	(64,487)	(81,557)	(83,584)	(63,824)
Other income	484	77	2,620	529	2,431	4,711	4,364
Write-off of property, plant and equipment					(690)	(1,791)	(40,348)
Gain/(loss) on disposal of property, plant and equipment	(1,262)	55	(1,203)	611	938	1,315	1,077
Total operating expenses, net	(16,499)	(14,741)	(64,259)	(63,347)	(78,878)	(79,349)	(98,731)
Income from operations	26,620	11,883	59,017	86,709	69,692	169,304	57,837
Interest income	45	59	145	163	218	124	60
Interest expense	(446)	(544)	(1,810)	(2,327)	(2,695)	(3,008)	(2,733)
Income before income tax expense	26,219	11,398	57,352	84,545	67,215	166,420	55,164
Income tax expense	(1,196)	(2,611)	(5,865)	(21,877)	(16,811)	(33,106)	(10,857)
Net income	25,023	8,787	51,487	62,668	50,404	133,314	44,307
Other comprehensive income
Foreign currency translation adjustment	(248)	0	(649)	7,138	7,408	218	1,756
Comprehensive income attributable to Plastec Technologies, Ltd.	24,775	8,787	50,838	69,806	57,812	133,532	46,063
Net income per share (note 11):
Weighted average number of ordinary shares	14,292,228	16,733,196	14,498,320	13,469,699	15,944,233	7,891,754	7,054,583
Weighted average number of diluted ordinary shares	14,292,228	16,733,196	14,498,320	13,469,699	15,944,233	7,891,754	7,054,583
Basic earnings per share attributable to Plastec Technologies, Ltd. (in dollars per share)	1.8	0.5	3.6	4.7	3.2	16.9	6.3
Diluted earnings per share attributable to Plastec Technologies, Ltd. (in dollars per share)	1.8	0.5	3.6	4.7	3.2	16.9	6.3

CONDENSED AND UNAUDITED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (HKD) In Thousands, except Share data	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance at Apr. 30, 2010	55	113,413	7,888	444,736	566,092
Balance (in shares) at Apr. 30, 2010	7,054,583
Recapitalization in connection with the reverse merger	17	56,619	0	0	56,636
Recapitalization in connection with the reverse merger (in shares)	2,191,768
Issuance of ordinary shares	59	(59)	0	0	0
Issuance of ordinary shares (in shares)	7,486,845
Net income for the period	0	0	0	133,314	133,314
Dividends declared and approved	0	0	0	(10,000)	(10,000)
Cumulative translation adjustment	0	0	218	0	218
Balance at Apr. 30, 2011	131	169,973	8,106	568,050	746,260
Balance (in shares) at Apr. 30, 2011	16,733,196
Net income for the period	0	0	0	50,404	50,404
Share repurchases	(13)	(92,012)	0	0	(92,025)
Share repurchases (in shares)	(1,574,000)
Share redeemed and cancelled	(6)	6	0	0	0
Share redeemed and cancelled (in shares)	(806,293)
Cumulative translation adjustment	0	0	7,408	0	7,408
Balance at Apr. 30, 2012	112	77,967	15,514	618,454	712,047
Balance (in shares) at Apr. 30, 2012	14,352,903
Net income for the period	0	0	0	16,085	16,085
Share repurchases	(1)	(2,839)	0	0	(2,840)
Share repurchases (in shares)	(60,675)
Cumulative translation adjustment	0	0	(400)	0	(400)
Balance at Jul. 31, 2012	111	75,128	15,114	634,539	724,892
Balance (in shares) at Jul. 31, 2012	14,292,228
Net income for the period	0	0	0	25,023	25,023
Cumulative translation adjustment	0	0	(248)	0	(248)
Balance at Sep. 30, 2012	111	75,128	14,866	659,562	749,667
Balance (in shares) at Sep. 30, 2012	14,292,228

CONDENSED AND UNAUDITED CONSOLIDATED STATEMENTS OF CASH FLOWS (HKD) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Operating activities
Net income after taxation	51,487	62,668	50,404	133,314	44,307
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	118,375	115,903	157,219	143,640	120,875
Net loss (gain) on disposal of property, plant and equipment	1,203	(611)	(938)	(1,315)	(1,077)
Net loss (gain) on disposal of prepaid leases			0	(3,799)	0
Write-off of property, plant and equipment			690	1,791	40,348
Impairment on inventories			6,920	6,095	5,571
Deferred tax charge	0	(652)	(652)	0	358
Changes in operating assets and liabilities:
Trade receivables	(76,547)	1,084	(12,106)	(28,666)	(68,212)
Inventories	13,285	12,888	(17,574)	(49,530)	3,294
Deposits, prepayment and other receivables	(8,785)	1,064	(12,158)	3,382	1,336
Trade payables	9,657	(16,699)	(6,023)	(8,027)	49,533
Other payables and accruals	20,120	14,577	34,299	27,044	5,559
Tax payables	6,192	22,530	16,547	37,711	3,221
Net cash provided by operating activities	134,987	212,752	216,628	261,640	205,113
Investing activities
Purchase of property, plant and equipment	(69,066)	(123,646)	(126,167)	(225,904)	(173,313)
Proceeds from disposal of property, plant and equipment	12,491	2,615	5,252	2,405	6,456
Proceeds from disposal of prepaid leases			0	3,919	0
Deposits for purchase of property, plant and equipment	(9,988)	(11,786)	(12,813)	(8,001)	(11,420)
Net cash used in investing activities	(66,563)	(132,817)	(133,728)	(227,581)	(178,277)
Financing activities
Net cash inflow from the merger transaction			0	58,160	0
Repurchases of shares	(3,020)	0	(92,025)	0	0
Proceeds from bank borrowings	240,680	250,740	379,465	464,651	254,656
Repayment of bank borrowings	(268,695)	(305,957)	(392,309)	(408,917)	(187,321)
Repayment of capital lease obligations	(1,526)	(5,614)	(5,311)	(9,718)	(18,674)
Dividends paid			0	(70,000)	(20,000)
Net cash provided by (used in) financing activities	(32,561)	(60,831)	(110,180)	34,176	28,661
Effect of exchange rate changes on cash and cash equivalents	(400)	7,066	7,341	218	768
Net increase (decrease) in cash and cash equivalents	35,863	19,104	(27,280)	68,235	55,497
Cash and cash equivalents, beginning of year	187,089	228,649	219,757	151,304	95,039
Cash and cash equivalents, end of year	222,552	254,819	199,818	219,757	151,304
Supplementary disclosures of cash flow information:
Interest paid	1,665	2,165	2,477	2,883	2,733
Income taxes paid	(327)	0	916	(4,605)	7,278

Organization and Business Background	12 Months Ended
Apr. 30, 2012
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]

1. Organization and Business Background

Plastec Technologies, Ltd. (“Company”) (formerly known as “GSME Acquisition Partners I”), incorporated under the laws of Cayman Islands on March 27, 2008, and its subsidiaries (where the context permits, references to the “Company” below shall include references to its subsidiaries collectively as a group) are principally engaged in the provision of integrated plastic manufacturing services from mold design and fabrication, plastic injection manufacturing to secondary-process finishing as well as parts assembly. The Company’s manufacturing activities are performed in the People’s Republic of China (the “PRC” or “China”). The selling and administrative activities are mainly performed in China, and in Hong Kong.

As of April 30, 2012, details of the Company’s subsidiaries are as follows:

Name	Date of incorporation/ establishment	Place of incorporation/ registration and operation	Percentage of equity interest attributable to the Company	Principal activities
Allied Sun Corporation Limited	August 20, 2008	Hong Kong	100%	Investment holding
Broadway Industrial Holdings Limited	August 17, 2005	BVI	100%	Manufacturing of plastic parts of electronic appliances
Broadway Industrial Holdings Limited	March 22, 2006	Hong Kong	100%	Investment holding
Broadway Industries (Thailand) Co., Ltd.	August 2, 2011	Thailand	100%	Investment holding
Broadway Manufacturing Company Limited	August 17, 2005	BVI	100%	Property investment
Broadway Precision Co. Limited (previously named, Sun Luck Trading Limited)	March 18, 2010	Hong Kong	100%	Investment holding
Broadway Precision Industrial (Kunshan) Ltd.	August 26, 2008	PRC	100%	Manufacturing of plastic parts of electronic appliances
Broadway Precision Technology Limited	April 28, 2011	Hong Kong	100%	Dormant
Broadway Precision Technology Ltd. (previously named, Pan Sino International Limited)	February 8, 2011	BVI	100%	Manufacturing of plastic parts of electronic appliances
Dongguan Sun Chuen Plastic Products Co., Ltd. (“Dongguan Sun Chuen”)	December 8, 2004	PRC	100%	Manufacturing of plastic parts of electronic appliances
Heyuan Sun Line Industrial Ltd. (“Heyuan Sun Line”)	February 20, 2004	PRC	100%	Manufacturing of plastic parts of electronic appliances
New Skill Holdings Limited	March 29, 2004	Samoa	100%	Investment holding
Plastec International Holdings Limited	February 18, 2004	BVI	100%	Investment holding
Source Wealth Limited	March 18, 2010	Hong Kong	100%	Investment holding
Sun Line Industrial Limited	April 27, 1993	Hong Kong	100%	Manufacturing of plastic products and provision of silk printing service
Sun Line (Macao Commercial Offshore) Company Limited	August 13, 2004	Macau	100%	Trading of plastic products
Sun Line Precision Industrial (Zhuhai) Ltd.	October 10, 2008	PRC	100%	Manufacturing of plastic parts of electronic appliances
Sun Line Precision Ltd. (previously named, “Fast Achieve Enterprises Ltd.”)	March 10, 2004	BVI	100%	Dormant
Sun Ngai Spraying and Silk Print Co., Ltd.	July 25, 1995	BVI	100%	Provision of spraying and silk printing services
Sun Ngai Spraying and Silk Print (HK) Co., Limited	March 22, 2006	Hong Kong	100%	Dormant
Sun Terrace Industries Limited	March 2, 2004	BVI	100%	Investment holding

The Merger Transaction with Plastec International Holdings Limited

On March 27, 2008, Company was established as a special purpose acquisition company whose objective is to consummate an acquisition, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses located in the PRC.

On August 6, 2010, Company entered into an Agreement and Plan of Reorganization (the “Merger Agreement”) with GSME Acquisition Partners I Sub Limited (“GSME Sub”), Plastec International Holdings Limited (“Plastec”) and all former shareholders of Plastec (“Plastec Shareholders”) (together, the “Parties”). Upon the consummation of the transactions contemplated by the Merger Agreement, GSME Sub was to be merged with and into Plastec, with Plastec surviving as a wholly-owned subsidiary of the Company (the “Merger”). The Plastec Shareholders were then entitled to receive up to an aggregate of 16,948,053 ordinary shares, par value US$0.001 per share, of the Company.

On September 13, 2010, in connection with the Merger, the Parties entered into an Amended and Restated Agreement and Plan of Reorganization (the “Amended and Restated Merger Agreement”) to, amongst other matters, revise the terms of the merger consideration to be paid to the Plastec Shareholders. Pursuant to the Amended and Restated Merger Agreement, upon consummation of the Merger, the Plastec Shareholders became entitled to receive up to an aggregate of 16,778,571 ordinary shares of the Company, of which 7,054,583 shares were issued to the Plastec Shareholders on the closing of the Merger and the remaining of up to 9,723,988 shares (2,944,767, 3,389,610 and 3,389,611 shares for 2011, 2012 and 2013 respectively) (the “Earnout Shares”) will be issued to the Plastec Shareholders, if Plastec has net income as defined in the Amended and Restated Merger Agreement in the following amounts for the indicated years ending April 30 below:

Year ending April 30,	Net Income
HK$
2011	130,700
2012	176,000
2013	250,000

At the Special Meeting held on December 10, 2010, the merger proposal was approved by the shareholders. On December 16, 2010, the Company consummated the transactions contemplated by the Amended and Restated Merger Agreement, pursuant to which, amongst other things, Plastec became a wholly owned subsidiary of the Company (the “Merger Transaction”). The Merger Transaction was accounted for as a reverse acquisition with Plastec being considered the accounting acquirer in the Merger.

The completion of the Merger enabled the Plastec Shareholders to obtain a majority voting interest in the Company. Generally accepted accounting principles in the United States require that a company whose shareholders retain the majority interest in a combined business be treated as the acquirer for accounting purposes. Accordingly, the aforementioned Merger Transaction was accounted for as a reverse acquisition of a private operating company (Plastec) with a non-operating public company (the Company) with significant amount of cash. The reverse acquisition process utilizes the capital structure of the Company and the assets and liabilities of Plastec are recorded at historical cost. The transaction was recorded as a recapitalization of Plastec and thus was reflected retrospectively in Plastec’s historical financial statements. Although Plastec is deemed to be the accounting acquirer for financial accounting and reporting purposes, the legal status of Plastec as the surviving company did not change.

Under the reverse acquisition accounting, the historical consolidated financial statements of the Company for the periods prior to December 16, 2010 are those of Plastec and its subsidiaries. Since Plastec is deemed as accounting acquirer, Plastec’s fiscal year replaced the Company’s fiscal year. The fiscal year end is changed from October 31 to April 30. The financial statements of the Company reflect the aforementioned Merger Transaction in the consolidated statement of shareholders’ equity through a line of “Recapitalization in connection with the reverse merger” to present the net assets of the Company as of December 16, 2010. The net assets of the Company as of December 16, 2010 were as follows:

Net assets acquired:	HK$
Cash	58,160
Accounts payable and accrued liabilities	(1,524)
56,636

On April 30, 2011, the Parties entered into an amendment to the Amended and Restated Merger Agreement to remove the provisions of Earnout Shares and issued an aggregate of 7,486,845 ordinary shares of the Company to the Plastec Shareholders on April 30, 2011.

Purchase of equity securities by the issuer

Prior to November 2011, Company has no plans or programs for the purchase of its outstanding securities. However, in connection with the Merger, holders of 2,615,732 of Company public shares elected to exercise their conversion rights (for a description of these rights, see the IPO Prospectus and the Merger Proxy Statement) and, upon the closing of the Merger, such shares were converted into an average $10.30 (including proceeds that were originally to be from a letter of credit provided by Cohen & Company Securities, LLC but were ultimately paid by Company) in cash and were cancelled. Under Cayman Islands law, such conversions are technically considered “repurchases.”

In November 2011, Board of Directors of Company approved a U.S.$5 million share repurchase program expiring initially in June 2012 but now extended through December 2012 (“2011 Repurchase Program”). Under the 2011 Repurchase Program, Company may make share repurchases from time to time in open market or in privately negotiated transactions. The timing of repurchases under this program will depend on a variety of factors, including price and market conditions prevailing from time to time, and the program may be suspended, modified or discontinued without notice at any time.

The following table summarizes the Company’s repurchases of its ordinary shares to date under our 2011 Repurchase Program:

Period	Total number of ordinary shares purchased	Total number of ordinary shares purchased as part of the publicly announced repurchase plan
Feb 2012	4,000	4,000
June 2012	60,675	60,675

In addition to the purchases made pursuant to the 2011 Repurchase Program, Company also repurchased 1,570,000 ordinary shares held by Sun Yip Industrial Company Limited, an entity controlled by Mr. Sze-To, pursuant to a purchase agreement on December 1, 2011 at a price of U.S.$7.5 per share or approximately U.S.$11.8 million in cash, which shares were cancelled.

Further, pursuant to the mandatory redemption terms of an escrow agreement (as amended on December 16, 2011), a total of 806,293 ordinary shares held in escrow on account of our initial shareholders were automatically repurchased by us at the close of business on March 16, 2012 for an aggregate consideration of U.S.$0.01, which redeemed shares were likewise cancelled.

Summary of Significant Accounting Policies	12 Months Ended
Apr. 30, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

2. Summary of Significant Accounting Policies

Principles of consolidation

The consolidated financial statements, prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”), include the assets, liabilities, revenues, expenses and cash flows of all subsidiaries. All significant intercompany balances, transactions and cash flows are eliminated on consolidation.

Foreign currency translation

The functional currency of the Company is United States Dollar. The functional currency of the subsidiaries other than the PRC subsidiaries is Hong Kong dollar. The subsidiaries in the PRC have their local currency, Renminbi, as their functional currency.

In the individual financial statements of the consolidated entities, foreign currency transactions are translated into the functional currency of the individual entity using the exchange rates prevailing at the dates of the transactions. At the reporting date, monetary assets and liabilities denominated in foreign currencies are translated at the foreign exchange rates ruling at the reporting date. Foreign exchange gains and losses resulting from the settlement of such transactions and from the reporting date retranslation of monetary assets and liabilities are recognized in the consolidated statement of income. Aggregate net foreign currency transaction gain (loss) included in other income were HK$998, (HK$1,164) and HK$10,127 for the years ended April 30, 2010, 2011 and 2012, respectively.

Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing on the date when the fair value was determined and are reported as part of the fair value gain or loss. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

In the consolidated financial statements, all individual financial statements originally presented in a currency different from the Company’s reporting currency have been converted into Hong Kong dollars. Assets and liabilities have been translated into Hong Kong dollars at the closing rates at the reporting date. Income and expenses have been converted into the Hong Kong dollars at the exchange rates ruling at the transaction dates, or at the average rates over the reporting period provided that the exchange rates do not fluctuate significantly. Any differences arising from this procedure have been recognized in other comprehensive income and accumulated separately in the shareholders’ equity.

Use of estimates

The preparation of consolidated financial statements in conformity with the US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. The most significant estimates relate to allowances for doubtful accounts, inventory valuation, useful lives of property, plant and equipment, valuation allowance for deferred tax assets and contingencies. Actual results could differ from those estimates made by management.

Cash and cash equivalents

Cash and cash equivalents include cash at bank and in hand and demand deposits with banks with original maturities of three months or less that are readily convertible into known amounts of cash and which are subject to an insignificant risk of changes in value.

Trade receivables

Trade receivables are stated at the amount management expects to collect from balances outstanding at reporting period end. Based on management’s assessment of the credit history with customers having outstanding balances and current relationships with them, it has concluded that realization losses on balances outstanding at reporting period end will be immaterial.

Allowance for doubtful account

The Company regularly monitors and assesses the risk of not collecting amounts owed to the Company by customers. This evaluation is based upon a variety of factors including: ongoing credit evaluations of its customers’ financial condition, an analysis of amounts current and past due along with relevant history and facts particular to the customer. Trade receivables are written off if reasonable collection efforts are not successful.

Inventories

Inventories are stated at the lower of cost or market. Cost is determined on using the first-in first-out method. Work-in-progress and finished goods comprises of raw materials, direct labour and overhead associated with the manufacturing process. Write down of potentially obsolete or slow-moving inventory are recorded based on management’s analysis of inventory levels.

Property, plant and equipment

Property, plant and equipment, other than construction in progress, are stated at acquisition cost less accumulated depreciation and impairment losses. The cost of an asset comprises its purchase price and any directly attributable costs of bringing the asset to its working condition and location for its intended use.

Depreciation is provided to write off the cost less their residual values over their estimated useful lives, using the straight-line method, at the following rates per annum:

Buildings	5%
Plant and machineries	10% – 33.5%
Furniture, fixtures and equipment	5% – 20%
Leasehold improvements	15% – 20%
Computer equipment	20% – 33.33%
Motor vehicles	20%
Moulds	20% – 50%

The assets’ estimated residual values, depreciation methods and estimated useful lives are reviewed, and adjusted if appropriate, at each reporting date.

Construction in progress represents assets in the course of construction for production or for its own use purpose. It is stated at cost less any impairment loss and is not depreciated. Cost includes direct costs incurred during the periods on construction, installation and testing plus interest charges arising from borrowings used to finance these assets during the construction period, if any. Construction in progress is reclassified to the appropriate category of property, plant and equipment and depreciation commences when the construction work is completed and the asset is ready for use.

The gain or loss arising on retirement or disposal is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in the consolidated statement of income.

All other costs, such as repairs and maintenance are charged to the operations during the financial period in which they are incurred.

Prepaid lease payments

Upfront payments made to acquire land held under an operating lease are stated at costs less accumulated amortization and any accumulated impairment losses. The determination if an arrangement is or contains a lease and the lease is an operating lease is detailed as below. Amortization is calculated on a straight line basis over the term of the lease/right of use except where an alternative basis is more representative of the time pattern of benefits to be derived by the Company from use of the land.

Leases

Leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases. The Company has both capital leases and operating leases in the periods presented.

Valuation of long-lived assets

The Company periodically evaluates the carrying value of long-lived assets to be held and used when events and circumstances warrant such a review. The carrying value of a long-lived asset is considered impaired when the anticipated undiscounted cash flow from such asset is separately identifiable and is less than its carrying value. In that event, a loss is recognized based on the amount by which the carrying value exceeds the fair market value of the long-lived asset. Fair market value is determined primarily using the anticipated cash flows discounted at a rate commensurate with the risk involved. Losses on long-lived assets to be disposed of are determined in a similar manner, except that fair market values are reduced for the cost to dispose.

Revenue recognition

Sales of goods are recognized when goods are shipped, title of goods sold has passed to the purchaser, the price is fixed or determinable as stated on the sales contract, and its collectability is reasonably assured. Customers do not have a general right of return on products shipped. The Company permits the return of damaged or defective products and accounts for these returns as deduction from sales. Products returns to the Company were insignificant during past years.

Comprehensive income

The Company presents comprehensive income in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 220 “Comprehensive Income”. FASB ASC 220 states that all items that are required to be recognized under accounting standards as components of comprehensive income be reported in the consolidated financial statements. The components of comprehensive income were the net income for the periods and the foreign currency translation adjustments.

Shipping and handling cost

Shipping and handling costs related to the delivery of finished goods are included in selling, general and administrative expenses. For the years ended April 30, 2010, 2011 and 2012, shipping and handling costs were HK$11,091, HK$15,549 and HK$17,421, respectively.

Income taxes

The Company accounts for income taxes in accordance with FASB ASC 740 “Income taxes”, which requires an entity to recognize deferred tax assets and liabilities using the asset and liability method. Under this method, deferred income taxes are recognized for all temporary differences at enacted rates and classified as current or non-current based upon the classification of the related asset or liability in the consolidated financial statements. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all, the deferred tax asset will not be realized.

FASB ASC 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements, and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides accounting guidance on de-recognition, classification, interest or penalties, accounting in interim periods, disclosure and transition. Interest and penalties from tax assessments, if any, are included in income taxes in the consolidated statement of income.

Post-retirement and post-employment benefits

The Company contributes to a defined contribution retirement benefit plan under the Mandatory Provident Fund Schemes Ordinance for all of its Hong Kong employees who are eligible to participate in the Mandatory Provident Fund (“MPF”) Scheme. Contributions are made based on a percentage of the employees’ basic salaries.

The employees of the Company’s subsidiaries which operate in the PRC are required to participate in a central pension scheme operated by the local municipal government. PRC subsidiaries are required to contribute certain percentage of its payroll costs to the central pension scheme.

Contributions are recognized as an expense in consolidated statement of income as employees render services during the period. The Company's obligations under these plans are limited to the fixed percentage contributions payable.

Net income per share

Basic net income per share is computed by dividing net income available to ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted net income per share gives effect to all dilutive potential ordinary shares outstanding during the period. The weighted average number of ordinary shares outstanding is adjusted to include the number of additional ordinary shares that would have been outstanding if the dilutive potential ordinary shares had been issued. In computing the dilutive effect of potential ordinary shares, the average stock price for the period is used in determining the number of treasury shares assumed to be purchased with the proceeds from the exercise of options.

Derivatives

Derivatives are carried at fair value and are reported as other current assets when the Company has a contractual right to receive cash from the counterparty that are potentially favorable to the Company and as accrued and other current liabilities where the Company has a contractual obligation to deliver cash to a counterparty that are potentially unfavorable to the Company.

If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and the hedged item are recognized in the consolidated statement of income and comprehensive income. If the derivative is designated as a cash flow hedge, changes in the fair value of the derivative are recorded in other comprehensive income and are recognized in the consolidated statement of income and comprehensive income when the hedged item affects net income. If a derivative does not qualify as a hedge, it is marked to fair value through the consolidated statement of income and comprehensive income.

Fair Value Measurements

The Company has adopted FASB ASC 820 “Fair Value Measurements and Disclosures” which defines fair value, establishes a framework for measuring fair value in the US GAAP, and expands disclosures about fair value measurements. It does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information.

Its establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable inputs, which may be used to measure fair value and include the following:

Level 1 —	Quoted prices in active markets for identical assets or liabilities.
Level 2 —	Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3 —	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Classification within the hierarchy is determined based on the lowest level of input that is significant to the fair value measurement. Recently issued accounting pronouncements

The FASB has issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. This ASU represents the converged guidance of the FASB and the IASB (the Boards) on fair value measurement. The collective efforts of the Boards and their staffs, reflected in ASU 2011-04, have resulted in common requirements for measuring fair value and for disclosing information about fair value measurements, including a consistent meaning of the term “fair value.” The Boards have concluded the common requirements will result in greater comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011.

The FASB has issued Accounting Standards Update (ASU) No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. This ASU amends the FASB Accounting Standards CodificationTM (Codification) to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments to the Codification in the ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and the adoption did not have a material impact on the Company’s financial position, results of operations and cash.

The FASB has issued Accounting Standards Update (ASU) No. 2011-08, Intangibles — Goodwill and Other (Topic 350): Testing Goodwill for Impairment. The amendments in this Update are intended to reduce complexity and costs by allowing an entity the option to make a qualitative evaluation about the likelihood of goodwill impairment to determine whether it should calculate the fair value of a reporting unit. The amendments also improve previous guidance by expanding upon the examples of events and circumstances that an entity should consider between annual impairment tests in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Also, the amendments improve the examples of events and circumstances that an entity having a reporting unit with a zero or negative carrying amount should consider in determining whether to measure an impairment loss, if any, under the second step of the goodwill impairment test. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The adoption did not have a material impact on the Company’s financial position, results of operations and cash.

The FASB has issued Accounting Standards Update (ASU) No. 2011-11 Balance Sheet (Topic 210) Disclosures about Offsetting Assets and Liabilities. The amendments in this Update will enhance disclosures required by U.S. GAAP by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either Section 210-20-45 or Section 815-10-45. This information will enable users of an entity’s financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments in the scope of this Update. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented.

The FASB has issued Accounting Standards Update (ASU) No. 2011-12 Comprehensive Income (Topic 220). Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. Under the amendments in Update 2011-05, entities are required to present reclassification adjustments and the effect of those reclassification adjustments on the face of the financial statements where net income is presented, by component of net income, and on the face of the financial statements where other comprehensive income is presented, by component of other comprehensive income. In addition, the amendments in Update 2011-05 require that reclassification adjustments be presented in interim financial periods. The amendments in this Update supersede changes to those paragraphs in Update 2011-05 that pertain to how, when, and where reclassification adjustments are presented. The amendments in this Update are effective for public entities for fiscal years, and interim periods within those years, beginning after December 15, 2011.

Inventories	12 Months Ended
Apr. 30, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

3. Inventories

Inventories consist of the following:

	April 30,
	2011	2012
	HK$	HK$
Raw materials	45,419	35,519
Work in progress	43,127	60,241
Finished goods	29,187	32,627
	117,733	128,387

The Company made allowances of HK$5,571, HK$6,095 and HK$6,920 against the cost of inventories during the years ended April 30, 2010, 2011 and 2012 respectively based on the assessment of the lower of cost or market.

Deposits, Prepayment and Other Receivables	12 Months Ended
Apr. 30, 2012
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

4. Deposits, Prepayment and Other Receivables

Deposits, prepayment and other receivables consist of the following:

	April 30,
	2011	2012
	HK$	HK$
Prepaid insurance	664	1,067
Prepaid electricity	622	380
Prepaid renovation	—	1,188
Rental deposits/prepaid rent	5,516	7,825
Deposit for the import processing arrangement	297	314
Loans to workers	—	5,506
Other receivables	—	2,181
Others	1,258	2,053
	8,357	20,514

Property, Plant and Equipment	12 Months Ended
Apr. 30, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

5. Property, Plant and Equipment

Property, plant and equipment consist of the following:

	April 30,
	2011	2012
	HK$	HK$
Property, plant and equipment:
Buildings	21,148	55,680
Plant and machineries	753,866	793,044
Furniture, fixtures and equipment	125,106	143,837
Leasehold improvements	8,070	8,379
Computer equipment	12,983	16,828
Motor vehicles	9,406	11,018
Moulds	23,477	22,714
	954,056	1,051,500
Accumulated depreciation and amortization	(497,971)	(634,642)
Construction in progress	94,994	107,279
Property, plant and equipment, net	551,079	524,137

As of April 30, 2011 and 2012, construction in progress mainly represents the new factory building and the staff dormitory located in Shenzhen under construction.

Depreciation and amortization of property, plant and equipment were HK$120,850, HK$142,089 and HK$155,668 during the years ended April 30, 2010, 2011 and 2012, respectively.

Property, plant and equipment recorded under capital leases consist of the following:

	April 30,
	2011	2012
	HK$	HK$
Property, plant and equipment recorded under capital leases:
Plant and machineries	32,803	5,362
Accumulated depreciation and amortization	(14,827)	(3,915)
Property, plant and equipment recorded under capital leases, net	17,976	1,447

Depreciation and amortization of property, plant and equipment recorded under capital leases were HK$9,251, HK$4,725 and HK$1,072 for the years ended April 30, 2010 and 2011 and 2012 respectively.

Prepaid Lease Payments	12 Months Ended
Apr. 30, 2012
Prepaid Lease Payments [Abstract]
Prepaid Lease Payments [Text Block]

6. Prepaid Lease Payments

As of April 30, 2011 and 2012, prepaid lease payments represented the prepayment of land use right for land located in Heyuan with an expiry date on March 26, 2054, and for another three pieces of lands located in Shenzhen with an expiry date on December 31, 2037, December 31, 2037 and February 28, 2040, respectively.

Amortization of prepaid lease payments were HK$1,552, HK$1,551 and HK$1,551 for the years ended April 30, 2010, 2011 and 2012, respectively.

Bank Borrowings and Banking Facilities	12 Months Ended
Apr. 30, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

7. Bank Borrowings and Banking Facilities

The subsidiaries of the Company have credit facilities with various banks representing import loans, hire purchase, trust receipt, documentary credits, loans and overdraft. As of April 30, 2011 and 2012, these facilities totaled HK$365,501 and HK$414,221, of which HK$195,791 and HK$257,355 were unused as of April 30, 2011 and 2012, respectively. These facilities are granted with the provision of corporate and personal guarantees jointly by the Company and a director of the Company to the banks.

As of April 30, 2011 and 2012, bank borrowings consist of HK$101,974 import loans and HK$67,736 bank loans, and HK$79,194 import loans and HK$77,672 bank loans, respectively. All of the outstanding balances were supported by the facilities mentioned above. Import loans were granted from six and seven banks as of April 30, 2011 and 2012 respectively as a kind of invoice financing with terms ranged from 3 to 6 months on top of the suppliers’ credit terms or invoice date. The interest margin thereon ranged from 1.25% to 2.20% per annum. Details of the bank loans were set out as follows:

During the years ended 2011 and 2012, Hongkong and Shanghai Banking Corporation Limited granted the Company five loans including:

(i)	A term loan of HK$12,000 which is repayable by 20 quarterly installments of HK$600 commencing on December 1, 2009 with repayment on demand clauses. The interest thereon is calculated based on 1.25% per annum over 3 months HIBOR. As of April 30, 2011 and 2012, an amount of HK$8,400 and HK$6,000 was outstanding, respectively, which will be fully repaid on August 22, 2014.
(ii)	A term loan of HK$12,000 which is repayable by 17 quarterly installments of HK$666 and a final installment of HK$678 commencing on May 28, 2010 with repayment on demand clauses. The interest thereon is calculated based on 1.25% per annum over 3 months HIBOR. As of April 30, 2011 and 2012, an amount of HK$9,336 and HK$6,672 was outstanding, respectively, which will be fully repaid on August 25, 2014.
(iii)	A term loan of HK$3,800 which is repayable by 16 quarterly installments of HK$238 commencing on July 31, 2010 with repayment on demand clauses. The interest thereon is calculated based on 1.25% per annum over 3 months HIBOR. As of April 30, 2011 and 2012, an amount of HK$2,850 and HK$1,900 was outstanding, respectively, which will be fully repaid on April 30, 2014.
(iv)	A term loan of HK$16,200 which is repayable by 16 quarterly installments of HK$1,013 commencing on July 31, 2010 with repayment on demand clauses. The interest thereon is calculated based on 1.25% per annum over 3 months HIBOR. As of April 30, 2011 and 2012, an amount of HK$12,150 and HK$8,100 was outstanding, respectively, which will be fully repaid on April 30, 2014.

During the years ended 2011 and 2012, Hang Seng Bank Limited granted the Company a term loan of HK$40,000 which is repayable by 16 quarterly installments of HK$2,500 commencing on September 7, 2010. The interest thereon is calculated based on 3.32% per annum (with interest rate swap selected). As of April 30, 2011 and 2012, an amount of HK$35,000 and HK$25,000 was outstanding, respectively, which will be fully paid on September 8, 2014.

During the year ended April 30, 2012, The Bank of Tokyo-Mitsubishi UFJ, Ltd. granted the Company a revolving loan of HK$30,000, bearing an interest rate of 1.25% per annum above cost of funds. As of April 30, 2012, an amount of HK$30,000 was outstanding with HK$15,000 repaid on May 4, 2012 and balance of HK$15,000 repaid on June 18, 2012, respectively.

The weighted average interest rates on the bank loans for the years ended April 30, 2010, 2011 and 2012 were 1.59%, 2.58% and 1.75% per annum, respectively.

Capital Lease Obligations	12 Months Ended
Apr. 30, 2012
Capital Lease Obligations [Abstract]
Capital Lease Obligations [Text Block]

8. Capital Lease Obligations

The Company entered into capital leases for items of machinery. The Company has the option to purchase the leased machineries at prices that are expected to be sufficiently lower than the fair values of the leased assets at the end of the lease. The lease terms are for 4 to 5 years.

The Company recorded these equipments at the present value of the total lease payments using discount rates ranging from 5.46% to 6.77% and 4.47% to 6.31% as of April 30, 2011 and 2012.

Future minimum lease payments under these leases are as follows:

	April 30, 2011	April 30, 2012
	HK$	HK$
Year ended April 30, 2012	5,463	306
Years ending April 30, 2013	307	—
	5,770	306
Less: Imputed interest	156	3
	5,614	303
Less: Current portion of capital lease obligations	5,311	303
Non-current portion of capital lease obligations	303	—

The Company recorded interest expense of HK$1,631, HK$609 and HK$153 for the years ended April 30, 2010, 2011 and 2012, respectively.

Other Payables and Accruals	12 Months Ended
Apr. 30, 2012
Other Payables and Accruals [Abstract]
Other Payables and Accruals [Text Block]

9. Other Payables and Accruals

Other payables and accruals consist of the following:

	April 30,
	2011	2012
	HK$	HK$
Accrued salaries, wages and bonus	31,855	37,353
Accrued electricity and water	5,627	5,868
Deposit received	2,875	21,446
Provision for employees’ retirement benefit	7,290	12,175
Accrued commission and bonus	6,559	7,354
Accrued transportation expense	1,117	2,204
Accrued audit and professional fees	3,495	3,395
Accrued sundries expenses	15,203	16,201
Other payables	2,942	4,010
Derivative liabilities	1,540	811
Others	2,308	4,292
	80,811	115,109

Income Taxes	12 Months Ended
Apr. 30, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

10. Income Taxes

The Company and its subsidiaries are subject to taxation in various jurisdictions including Hong Kong and PRC. Pursuant to the rules and regulations of the Cayman Islands, the Company is not subject to any income tax in the Cayman Islands. The income of its subsidiaries which are incorporated in the BVI is not subject to taxation in the BVI under the current BVI law. Under the current Samoa law, subsidiary incorporated in Samoa is not subject to income tax as it has no business operations in Samoa. The subsidiary operating in Macao is exempted from income taxes as it is a qualified 58/99/M company. The subsidiaries operating in Hong Kong and the PRC are subject to income taxes as described below.

The provision for current income taxes of the subsidiaries operating in Hong Kong has been calculated by applying the rate of taxation of 16.5%, 16.5% and 16.5% for the years ended April 30, 2010, 2011 and 2012 to the estimated income earned in or derived from Hong Kong if applicable.

Enterprise income tax in the PRC was generally charged at 33% of the assessable profit prior to January 1, 2008. From January 1, 2008, with the effect of the new PRC Enterprise Income Tax Law and Implementation Rules (“EIT Law”), the enterprise income tax rate on all domestic-invested enterprises and foreign investment enterprises in the PRC has been reduced from the rate of 33% to 25%, unless they qualify for certain exemptions.

Two of the PRC subsidiaries, Dongguan Sun Chuen and Heyuan Sun Line, were granted with a five-year grandfather period in accordance with the PRC tax regulation, “GuoShuiFa (2007) No. 39” issued in 2007. Under the new EIT Law, they continued to entitle to a full exemption for two years starting from the first profit-making year followed by a 50% exemption for the next three years. For Dongguan Sun Chuen, the grandfather period started from January 1, 2007 as this was the first profit-making year. However, Heyuan Sun Line has not been making profit so far, under the new EIT Law, the five-year grandfather period will be deemed started on January 1, 2008.

The Company also operates two processing factories in China for its manufacturing operations. Dongguan Sun Line Processing Factory and Shenzhen Broadway Processing Factory which are located in Dongguan and Shenzhen respectively.

Dongguan Sun Line Processing Factory is conducted pursuant to the processing agreement entered into between Sun Line Industrial Limited, which is incorporated in Hong Kong, and the PRC counterparty approved by Dongguan City Foreign Trade and Economic Cooperation Bureau.

Under the processing agreement, Sun Line Industrial Limited is not considered by local tax authorities to be doing business in China; accordingly, it is not subject to local taxes in China. The PRC company is responsible for paying taxes it incur as a result of its operation under the processing agreement.

In accordance with the Hong Kong Inland Revenue Departmental (“IRD”) Interpretation and Practice Note No. 21, 50% of the related income for the year arising in Hong Kong under the processing agreement has been determined is not subject to Hong Kong profits tax. The calculation of Hong Kong Profits Tax has been based on such tax relief.

Shenzhen Broadway Processing Factory is conducted pursuant to the processing agreement entered into between Broadway Industrial Holdings Limited, which is incorporated in BVI, and the PRC counterparty approved by Shenzhen City Baoan District Economic Development Bureau. During the year, Broadway Precision Technology Limited, incorporated in BVI, took up the role of Broadway Industrial Holdings Limited under the processing agreement in December 2011.

Due to the complexity involved with certain tax matters, the Company has engaged an independent tax advisor to perform assessment in accordance with FASB ASC 740 “Income Taxes” during the year. The Company’s liability for income taxes includes the liability for unrecognized tax benefits, interest and penalty as estimated which relate to tax years still subject to review by taxing authorities. Review periods remain open until the statute of limitations has passed.

Based on the operation of the BVI incorporated Broadway Industrial Holdings Limited (“Broadway Industrial (BVI)”), the PRC tax bureau may take the position that it has a permanent establishment in the PRC. Accordingly, Broadway Industrial (BVI) is subject to enterprise income tax at a rate of 25% on the net profits attributable to the permanent establishment in the PRC. As such, Broadway Industrial (BVI) provided income tax provisions at 25%.

Similarly, the PRC tax bureau may also take the position that New Skill Holdings Limited has a permanent establishment in the PRC through its import processing arrangement with its subsidiary, Dongguan Sun Chuen. Accordingly, New Skill Holdings Limited provided income tax provisions at 25% on the net profits attributable to the permanent establishment in the PRC.

Uncertain tax positions of all PRC subsidiaries have been also assessed and in the opinion of the independent tax advisor, there are no significant uncertain tax positions except for the transactions in between the PRC subsidiaries and their holding companies being subject to transfer pricing rulings in the PRC. The Company has evaluated the possibility of being charged with the under pricing arrangement by the relevant authorities. Accordingly, provision has been made for the estimated transfer pricing tax liabilities.

The Company recognizes interest expense and penalties related to income tax matters in interest and penalties expense within income tax expense. The sum of accrued interest or penalties accrued on the consolidated balance sheets accumulated of HK$7,180 on the consolidated balance sheets as at April 30, 2012. The Company had no significant unrecognized tax benefits at April 2010, 2011 and 2012.

As of April 30, 2011 and 2012, board of directors considered that the Company had accounted for the uncertain tax positions affecting its consolidated financial position, results of operations or cash flows, and will continue to evaluate for any uncertain position in future. The Company’s tax positions related to open tax years are subject to examination by the relevant tax authorities.

The provision for income taxes consists of the following:

	Year ended April 30,
	2010	2011	2012
	HK$	HK$	HK$
Current tax
– Hong Kong	10,499	2,695	2,985
– PRC	—	30,411	13,826
Deferred tax	358	—	—
	10,857	33,106	16,811

Reconciliations between the provision for income taxes computed by applying the Hong Kong profits tax to income before income tax expense are as follows:

	Year ended April 30,
	2010	2011	2012
	HK$	HK$	HK$
Provision for income taxes at Hong Kong profits tax rate	(3,795)	3,842	2,990
Effect of different tax rates in other jurisdictions	11,625	42,800	13,676
Effect of income not chargeable for tax purpose	(12,192)	(70,292)	(21)
Effect of expenses not deductible for tax purpose	16,797	56,740	818
Tax effect of unused tax losses not recognized	(1,578)	16	—
Over provision in previous years	—	—	(652)
	10,857	33,106	16,811

The components of deferred tax asset (liability) recognized are as follows:

	April 30, 2011	April 30, 2012
	HK$	HK$
Deferred tax asset (liability):
Accelerated tax depreciation	(15,156)	(15,156)
Others	—	652
Net deferred tax asset (liability)	(15,156)	(14,504)

Net Income Per Share	12 Months Ended
Apr. 30, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

11. Net Income Per Share

The following table sets forth the computation of basic and diluted income per share for the years indicated:

	Year ended April 30,
	2010	2011	2012
	HK$	HK$	HK$
Basic and diluted income per share
Net income for the year – numerator	44,307	133,314	50,404
Weighted average number of basic and diluted ordinary shares outstanding – denominator	7,054,583	7,891,754	15,944,233
Basic and diluted income per share	HK$6.3	HK$16.9	HK$3.2

In connection with the reverse acquisition and recapitalization, all share and per share amounts have been retroactively restated.

Commitments and Contingencies	12 Months Ended
Apr. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

12. Commitments and Contingencies

Operating lease

The Company leases a number of properties under operating leases. Rental expenses under operating leases for the years ended April 30, 2010, 2011 and 2012 were HK$19,020, HK$19,639 and HK$21,728 respectively.

As of April 30, 2012, the Company was obligated under non-cancellable operating leases minimum rentals as follows:

Years ending April 30,	HK$
2013	19,694
2014	16,507
2015	7,699
2016	1,669
Thereafter	—
Total minimum lease payments	45,569

Capital commitment

As of April 30, 2012, the Company had capital commitments for constructing factory building and purchase of plant and machineries totaling HK$14,137, which are expected to be disbursed during the year ending April 30, 2013.

Bonus Plan

The Company has established a bonus plan for the management/executive officers. Pursuant to the plan, in order for any bonus to be paid, the Company must achieve an annual net profit (excluding any extraordinary items) of HK$78,000 in any fiscal year, which is referred to as the “Net Profit Target”. If the Net Profit Target is achieved in any fiscal year, a pool of 4% of any amount over the Net Profit Target will be set aside to provide bonuses to the management/executive officers. Of the bonus pool that is created, Kin Sun Sze-To, Chin Hien Tan and Ho Leung Ning would currently be entitled to 32%, 24% and 24%, respectively, of the available bonus, with the remaining amount being made available for distribution to the remaining officers, subject to adjustment at the discretion of the board. Payment of any bonuses under the plan will be in cash or ordinary shares (to be purchased in the open market), at the board’s sole discretion. The plan had taken effect beginning with the current fiscal year ending April 30, 2011. Based on the financial results in the year ended April 30, 2012, the Company had not met the Net Profit Target with the net profit after tax of HK$50,404 therefore bonuses will not be provided under the plan.

Employee Benefits	12 Months Ended
Apr. 30, 2012
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

13. Employee Benefits

The Company contributes to a defined contribution retirement benefit plan under the Mandatory Provident Fund Schemes Ordinance, for all of its employees who are eligible to participate in the MPF Scheme. The total MPF contributions were HK$379, HK$418 and HK$429 for the years ended April 30, 2010, 2011 and 2012, respectively.

Full time employees of the PRC entities participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The total provisions for such employee benefits were HK$12,043, HK$21,249 and HK$32,928 for the years ended April 30, 2010, 2011 and 2012, respectively.

Statutory Reserve Appropriation for PRC Subsidiaries	12 Months Ended
Apr. 30, 2012
Statutory Reserve Appropriation For Prc Subsidiaries [Abstract]
Statutory Reserve Appropriation For Prc Subsidiaries [Text Block]

14. Statutory Reserve Appropriation for PRC Subsidiaries

Pursuant to the laws and regulations applicable to the PRC, the Company’s wholly foreign owned subsidiaries must make appropriations from after-tax profit to non-distributable reserves funds including: (i) the statutory surplus reserve and; (ii) the statutory public welfare fund. Subject to the law applicable to foreign invested enterprises in the PRC, they were required annual appropriations of the general reserve fund no less than 10% of after-tax profit (as determined under accounting principles generally accepted in the PRC at each year-end). These reserve funds can only be used for specific purposes of enterprise expansion and staff welfare and are not distributable as cash dividends. Dongguan Sun Chuen has made appropriation at 10% of its accumulated after-tax profit upto its PRC year ended December 31, 2009 in May 31, 2011, while it has been operating at loss thereafter. For other PRC subsidiaries, there is no appropriation be made as a result of their after-tax losses incurred in these periods.

Warrants and Unit Purchase Options	12 Months Ended
Apr. 30, 2012
Warrants and Unit Purchase Options [Abstract]
Warrants and Unit Purchase Options [Text Block]

15. Warrants and Unit Purchase Options

As of April 30, 2010 and 2011, there were 7,200,000 warrants outstanding. Each warrant entitles the holder to purchase from the Company one ordinary share at an exercise price of US$11.50 commencing upon the consummation of the Merger, that is December 16, 2010 and expiring November 18, 2014. Among the outstanding warrants, the Company has the option to redeem 3,600,000 units of warrants at a price of US$0.01 per warrant upon 30 days notice while the warrants are exercisable, only in the event that the last sale price of the ordinary shares is at least US$17.50 per share for any 20 trading days within a 30 trading day period ending on the third day prior to the date on which notice of redemption is given. No warrant was exercised before the end of the reporting period. At the close of business of March 16, 2012, 2,418,878 out of 7,200,000 warrants outstanding held in escrow on account of our initial shareholders were automatically repurchased and cancelled pursuant to Amendment No.2 to the Stock Escrow Agreement dated as of December 16, 2011. As of April 30, 2012, there were 4,781,122 warrants outstanding.

Unit Purchase Options (“UPOs”) were granted to Cohen & Company Securities, LLC and its designees to purchase 360,000 units at an exercise price of US$15.00 per unit. Each unit issuable upon exercise of the UPOs consists of one ordinary share and one warrant. The UPOs became exercisable on December 16, 2010 expiring on November 18, 2014. The UPOs may be exercised for cash or on a “cashless” basis, at the holder’s option, such that the holder may use the appreciated value of the UPOs to exercise the unit purchase option without the payment of cash. No UPOs were converted before the end of the reporting period. As of April 30, 2010 and 2011, there were 360,000 units of UPOs outstanding. During the year, 70,375 UPOs were repurchased on April 23, 2012, therefore, outstanding UPOs as of April 30, 2012 were 289,625.

For the years ended April 30, 2010, 2011 and 2012, potential ordinary shares of 7,200,000, 7,200,000 and 4,781,122 shares related to warrants and 720,000, 720,000 and 579,250 shares related to UPOs, retroactively and respectively are excluded from the computation of diluted net income per share as their exercise prices were higher than the average market price.

Financial Instruments and Derivatives	12 Months Ended
Apr. 30, 2012
Disclosure Text Block Supplement [Abstract]
Financial Instruments Disclosure [Text Block]

16. Financial Instruments and Derivatives

The Company adopted FASB ASC 820 “Fair Value Measurements and Disclosures” to measure its assets and liabilities. The fair value of a financial instrument is defined as the exchange price that would be received from an asset or paid to transfer a liability (as exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Except for the interest rate swap contracts described below, the carrying amounts of financial assets and liabilities, such as cash and cash equivalents, trade receivables, deposits, prepayment and other receivables, other current assets, trade payables, and other current liabilities, approximate at their fair values because of the short maturity of these instruments and market rates of interest.

As a result of the various floating rate bank borrowings being obtained during the period to support the Company's expansion, the Company entered into two interest rate swap contracts with two commercial banks to reduce the exposure to variability in future cash flows attributable to a portion of its borrowings. The Company did not use these derivative financial instruments for speculative or trading purpose, nor did it hold or issue leveraged derivative financial instruments. As of April 30, 2011 and 2012, the fair value of the two interest rate swap contracts amounted to HK$1,540 and 811, respectively, was included in other payables and accruals in current liabilities. The two respective interest rate swap contracts will expire on August 29, 2014 and September 8, 2014, with their notional amounts as of April 30, 2011, HK$17,736 and HK$35,000 respectively. The provisions of the contracts provide that the Company will pay the commercial banks a fixed rate of 2.65% p.a. and 2.07% p.a. respectively and the commercial banks will pay the Company a variable rate equal to three-month HIBOR, which was 0.25% at April 30, 2011 and 2012. The interest rate swap contracts were not designated as a hedging instrument under derivative accounting guidance, and gains and losses from changes in its fair value were therefore included in interest expenses. These interest rate swap contracts are classified as Level 2 in the fair value hierarchy under FASB ASC 820. The fair value of the interest rate swap contracts is arrived at by discounting the present value of the difference between the contractual swap rate and the current market swap rates on April 30, 2011 and 2012, respectively, utilizing the notional amounts and the remaining terms of the swap contracts.

The following table summarizes the Company’s fair value of outstanding derivatives:

	Consolidated Balance Sheet Presentation	April 30,
		2011	2012
		HK$	HK$
Derivatives not designated as hedging instruments
Fair value of interest rate swap contracts	Other payables and accruals	1,540	811

The impact on net income from derivatives activity for the years ended April 30, 2010, 2011 and 2012 are as follows:

	Presentation of gain or loss recognized on derivatives	Year ended April 30,
		2010	2011	2012
		HK$	HK$	HK$
Derivatives not designated as hedging instruments
Interest rate swap contracts	Changes in fair value of derivatives included in administrative expenses	—	2,254	215

Operating risks	12 Months Ended
Apr. 30, 2012
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

17. Operating risks

Concentrations of Processing Factories

The Company operates two of its processing factories through contractual arrangements for manufacturing premises and manufacturing labour services pursuant to the processing agreements, with expiry dates of December 17, 2011 and November 5, 2012 respectively. On January 30, 2011, an agreement was signed with the PRC counterparty and was approved by Shenzhen City Baoan District Economic Development Bureau to extend the contractual arrangement dated December 17, 2011 for a year further, with a new expiry date of December 31, 2012. These processing factories represent significant portion of the Company's production facilities. Should the Company be unable to extend the processing agreements, or to locate an alternative facility site or enter into an alternative processing arrangement, the Company’s production would be adversely affected. This could result in a material adverse effect on the Company’s results of operations and financial condition.

Concentrations of Major Suppliers

Three major suppliers provided approximately 38.2%, 27.5% and 27.4% of the Company’s purchases of raw materials which are mainly resins for the years ended April 30, 2010, 2011 and 2012 respectively. A substantial percentage of the Company’s trade payables are due to these suppliers which accounted for 28.0% and 21.74% of the total accounts payables as of April 30, 2011 and 2012.

Concentrations of Major Customers

A substantial percentage of the Company’s sales are made to two customers and are typically sold on an open account basis. The sales to these two customers accounted for 32.5%, 23.4% and 18.7%, and 14.9%, 33.3% and 35.6% of the total net sales for the years ended April 30, 2010, 2011 and 2012, respectively.

Concentrations of Credit Risk

The largest trade receivables balances from the five customers as of April 30, 2011 and 2012 respectively accounted for 73.7% and 65.3% of total trade receivables of the time. The Company has not experienced any significant difficulty in collecting its trade receivables in the past and is not aware of any financial difficulties being experienced by it major customers. There were bad debt expenses of HK$nil and HK$nil and HK$nil for the years ended April 30, 2010, 2011 and 2012, respectively.

Operating Segment and Geographical Information	12 Months Ended
Apr. 30, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

18. Operating Segment and Geographical Information

The Company uses the management approach model for segment reporting. The management approach model is based on the way a company's management organizes segments within the company for making operating decisions and assessing performance. The Company consists of one reportable business segment which is provision of integrated plastic manufacturing services. All of the Company’s sales are from the manufacturing processes which are conducted in PRC. The Company’s sales to customers by geographic destination are analyzed as follows:

	Year ended April 30,
	2010	2011	2012
	HK$	HK$	HK$
Asia-Pacific Region	802,953	852,062	742,327
Europe	157,552	466,315	542,410
The United States	6,250	5,156	6,486
	966,755	1,323,533	1,291,223

The location of the Company’s identifiable assets is as follows:

	April 30,
	2011	2012
	HK$	HK$
PRC	738,410	723,210
Hong Kong	459,557	459,029
Macau	3,960	8,348
Thailand	—	3,142
	1,201,927	1,193,729

Subsequent Events	12 Months Ended
Apr. 30, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

19. Subsequent Events

The Company has evaluated all other subsequent events through July 16, 2012, the date these consolidated financial statements were issued, and determined that there were no other subsequent events or transactions that require recognition or disclosures in the financial statements.